Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2026	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Nov. 12, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Sep. 20, 2021
C000229231 [Member]
Account Value [Line Items]
Accumulated Value	$ 11,349										$ 10,236	$ 9,753	$ 9,075	$ 8,960	$ 10,000
C000265053 [Member]
Account Value [Line Items]
Accumulated Value	11,301	$ 11,315	$ 11,297	$ 10,930	$ 10,225	$ 10,964	$ 10,555	$ 10,120	$ 9,980	$ 10,000
C000265052 [Member]
Account Value [Line Items]
Accumulated Value	10,280	10,301	10,273	10,215	10,107	10,253	10,128	10,050	10,008	10,000
Solactive US Aggregate Bond Index - DDXX [Member]
Account Value [Line Items]
Accumulated Value	9,915	10,064	10,041	10,013	10,008	10,193	10,028	10,007	10,049	10,000	9,412	9,135	8,726	9,068	10,000
Solactive US Aggregate Bond Index - DDX [Member]
Account Value [Line Items]
Accumulated Value	9,606
Solactive US Aggregate Bond Index - DDV [Member]
Account Value [Line Items]
Accumulated Value	9,915	10,064	10,041	10,013	10,008	10,193	10,028	10,007	10,049	10,000
Solactive GBS Global Markets All Cap USD Index - DDXX [Member]
Account Value [Line Items]
Accumulated Value	11,222	11,257	11,332	10,789	9,795	10,564	10,396	10,066	9,962	10,000
Custom blended benchmark [Member]
Account Value [Line Items]
Accumulated Value	12,332										11,078	10,227	9,348	8,977	10,000
Solactive GBS Global Markets All Cap USD Index - DDX [Member]
Account Value [Line Items]
Accumulated Value	16,660										$ 13,610	$ 11,778	$ 10,088	$ 8,929	$ 10,000
Solactive GBS Global Markets All Cap USD Index - DDV [Member]
Account Value [Line Items]
Accumulated Value	$ 11,222	$ 11,257	$ 11,332	$ 10,789	$ 9,795	$ 10,564	$ 10,396	$ 10,066	$ 9,962	$ 10,000